CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	76,825,966	47,105,744
Common stock, shares outstanding	76,825,966	47,105,744
Common stock, par value	$ 0.00001	$ 0.00001